Equity	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity
20.	Equity

a)	Capital (number of shares)

	Number of shares
		6/30/2023		6/30/2022

Cresud	37,480,425	36.6%	39,159,930	38.3%
Charles River Capital	7,767,653	7.6%	7,829,726	7.6%
Elie Horn	5,998,269	5.9%	6,098,269	6.0%
Officers	309,303	0.3%	439,353	0.4%
Treasury	3,571,179	3.5%	3,533,499	3.5%
Other	47,250,179	46.2%	45,316,231	44.3%
Total shares of paid-up capital	102,377,008	100%	102,377,008	100%
Total outstanding shares	61,016,101		59,244,226

The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares and vehicles held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).

BrasilAgro is authorized to increase its capital, regardless of the statutory reform, up to the limit of R$3,000,000, as decided by the Board of Directors. At June 30, 2023, BrasilAgro’s subscribed and paid-up capital amounted to R$1,587,985 (R$1,587,985 at June 30, 2022).

b)	Capital reserve

Capital Reserves are comprised of amounts received by BrasilAgro, from capital contributions that are not recorded in other capital accounts.

Goodwill on share issue

The reserve of goodwill from the issue of shares was created upon the acquisition of the subsidiary Agrifirma on January 27, 2020. The transaction was conducted via transfer of shares and generated a difference between capital increase and equity increase that gave rise to the reserve. Such accounting reserve was created because the capital increase was calculated based on the shareholders’ equity of Agrifirma Holding (company merged in the process) as at June 30, 2019, while the equity increase considered only one of the three share classes involved in the agreement (Unrestricted shares). The other two classes of shares that compose the price were classified under liabilities (Note 19).

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		20,257
		(13,309)

In addition, the agreement for acquisition of Agrifirma envisages the possibility of price adjustment if certain contingencies, identified on the transaction date, come to occur and cause losses for the Company or the selling shareholders. The agreement ensures the parties the possibility of settling the obligation in cash or in shares in the Company. For such, a certain number of shares that are the object of the agreement remains blocked as guarantee.

The amount blocked has been written off and is currently R$13,309, partially due to the end of the blocking period and partially due to the agreements signed later, which permitted early release. This early release has an indemnity nature as it refers to unrealized contingencies. The gain in the fiscal year was R$6,126 (Note 25).

Share-based payment

At June 30, 2023, the compensation plan has an accrued balance of R$10,917, which includes a strictly book value left from the previous plan (R$726), while the accumulated value of R$11,643 refers to the plan ended on June 30, 2023 (Note 24.a).

The information on the share-based compensation plan is described in Note 24.

Capital transactions shareholders

On February 4, 2021, the Company assumed control of the acquired companies “Acres del Sud” (indirectly controlled by Cresud S.A.C.I.F.Y.A), with the parties negotiating an initial payment of R$160,399 based on the preliminary equity assessed at June 30, 2020. The agreement envisaged a price adjustment to reflect the equity variation of the Bolivian companies between June 30, 2020 and the reference date of the transaction. In accordance with the criteria established by the parties, the difference assessed at R$11,031 between the net assets of the companies acquired and the consideration transferred was recognized directly under shareholders’ equity, given that the transaction involves the combination of businesses under shared control.

c)	Income reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.

BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.

Reserve for investment and expansion

According to article 36, item (c), of BrasilAgro’s articles of incorporation and article 196 of Law No. 6404/76, BrasilAgro may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders’ Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

On October 27, 2022, the Company approved the payment of dividends at the Annual and Extraordinary Shareholders Meeting based on the financial statements of June 30, 2022. The amount of R$123,524 refers to the minimum mandatory dividend and R$196,476 to the additional dividends proposed. The dividends declared were paid on November 16, 2022. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will inure to the Company.

Pursuant to article 36, of the Company’s Bylaws, income for the year shall be allocated as follows after accrual of the legal reserve: (i) 25% (twenty five percent) of adjusted net income will be allocated to the payment of mandatory dividends; (ii) the remaining portion may be allocated to payments of additional dividends approved at the Shareholders Meeting; and (iii) the reserve for investment and expansion, in compliance with Federal Law 6,404/76.

The appropriation of net income is as follows:

	2023	2022
Income for the year	268,536	520,100
(-) Constitution of legal reserve (5% of net income)	(13,427)	(26,005)
Adjusted profit for the year	255,109	494,095

(-) Mandatory minimum dividends - 25% of adjusted net income	(63,777)	(123,524)
(-) Additional dividends proposed	(191,332)	(196,476)

Proposed dividends	(255,109)	(320,000)

(-) Additional dividends proposed on profit reserve	(64,891)	-
Total dividends	(320,000)	(320,000)

Constitution of reserve for investments and expansion	-	174,095

Total shares of paid up capital (per thousand shares)	102,377	102,377
(-) Treasury shares (per thousand shares)	(3,571)	(3,533)
(=) Outstanding shares (per thousand shares)	98,806	98,844

Dividend per share (R$)	3.24	3.24

e)	Other comprehensive income

At June 30, 2023, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to a negative effect of R$34,068 (R$18,265) at June 30, 2022, and the accumulated effect reached R$63,619 (R$97,687 at June 30, 2022).

f)	Treasury shares

Under article 20, item XII of the Bylaws of the Company, the Board of Directors is responsible, among others established in the law or the Bylaws, for deliberating on the acquisition by the Company of shares issued by itself, to be held in treasury and/or later cancellation or sale.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2021	3,185,087	40,085
Return of shares – Acquisition of Agrifirma	348,411	9,676
At June 30, 2022	3,533,498	49,761
Return of shares – Agreement of Agrifirma	37,681	1,046
At June 30, 2023	3,571,179	50,807